Label	Element	Value
Pacer Benchmark Data & Infrastructure Real Estate SCTR ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Benchmark Data & Infrastructure Real Estate SCTRSM ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Pacer Benchmark Data & Infrastructure Real Estate SCTRSM ETF (SRVR)
(the “Fund”)
December 3, 2021
Supplement to the
Summary Prospectus dated August 31, 2021

Effective immediately, the name of the Fund’s underlying index (the “Index”) and the name of the Fund’s index provider have been changed as follows:

	Old Name	New Name
Index	Benchmark Data & Infrastructure Real Estate SCTR Index	Kelly Data Center & Tech Infrastructure Index
Index Provider	Benchmark Investments, LLC	Kelly Benchmark Indexes
All other aspects of the Index, other than those described above, remain unchanged. All references in the Summary Prospectus to the old names are revised to refer to the new names.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Old NameNew NameIndexBenchmark Data & Infrastructure Real Estate SCTR IndexKelly Data Center & Tech Infrastructure IndexIndex ProviderBenchmark Investments, LLCKelly Benchmark Indexes
Supplement Closing [Text Block]	ck0001616668_SupplementClosingTextBlock	Please retain this Supplement with your Summary Prospectus for future reference.
Pacer Benchmark Data & Infrastructure Real Estate SCTR ETF | Pacer Benchmark Data & Infrastructure Real Estate SCTR ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SRVR
Pacer Benchmark Industrial Real Estate SCTR ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Benchmark Industrial Real Estate SCTRSM ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Pacer Benchmark Industrial Real Estate SCTRSM ETF (INDS)
(the “Fund”)
December 3, 2021
Supplement to the
Summary Prospectus dated August 31, 2021

Effective immediately, the name of the Fund’s underlying index (the “Index”) and the name of the Fund’s index provider have been changed as follows:

	Old Name	New Name
Index	Benchmark Industrial Real Estate SCTR Index	Kelly Industrial Real Estate Index
Index Provider	Benchmark Investments, LLC	Kelly Benchmark Indexes
All other aspects of the Index, other than those described above, remain unchanged. All references in the Summary Prospectus to the old names are revised to refer to the new names.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Old NameNew NameIndexBenchmark Industrial Real Estate SCTR IndexKelly Industrial Real Estate IndexIndex ProviderBenchmark Investments, LLCKelly Benchmark Indexes
Supplement Closing [Text Block]	ck0001616668_SupplementClosingTextBlock	Please retain this Supplement with your Summary Prospectus for future reference.
Pacer Benchmark Industrial Real Estate SCTR ETF | Pacer Benchmark Industrial Real Estate SCTR ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	INDS